Consolidated Statements of Change in Stockholders Equity (Unaudited) - USD ($)	Total	Preferred Stock To Be Issued	Common Stock To Be Issued	Common Stock	Additional Paid-In Capital	Convertible Series C Preferred Stock	Convertible Series A Preferred Stock	Accumulated Deficit
Balance, shares at Dec. 31, 2022				93,945,388		950,000	10,000,000
Balance, amount at Dec. 31, 2022	$ 3,348,668	$ 0	$ 0	$ 9,395	$ 62,719,578	$ 95	$ 1,000	$ (59,381,400)
Subscription received - Series C Convertible Preferred shares to be issued	500,000	500,000	0	0	0	0	0	0
Common stock to be issued - management	180,000	0	180,000	0	0	$ 0	0	0
Issuance Series C Convertible Preferred Stock in cash, shares						273,499
Issuance Series C Convertible Preferred Stock in cash, amount	907,600	0	0	$ 0	907,573	$ 27	0	0
Common stock issued for services, shares				600,000
Common stock issued for services, amount	146,850	0	0	$ 60	146,790	$ 0	0	0
Conversion of Convertible Series C Convertible Preferred Stock in Common stock, shares				3,000,000		(150,000)
Conversion of Convertible Series C Convertible Preferred Stock in Common stock, amount	0	0	0	$ 300	(285)	$ (15)	0	0
Issuance Series C Convertible Preferred Stock for services -related party, shares						1,200,000
Issuance Series C Convertible Preferred Stock for services -related party, amount	8,640,000	0	0	0	8,639,880	$ 120	0	0
Contribution inventory - related party	14,460	0	0	0	14,460	0	0	0
Net loss	(10,102,266)	0	0	$ 0	0	$ 0	$ 0	(10,102,266)
Balance, shares at Dec. 31, 2023				97,545,388		2,273,499	10,000,000
Balance, amount at Dec. 31, 2023	3,635,312	500,000	180,000	$ 9,755	72,427,996	$ 227	$ 1,000	(69,483,666)
Common stock issued for services, shares				2,000,000
Common stock issued for services, amount	1,702,000	0	0	$ 200	1,701,800	$ 0	0
Net loss	(3,519,710)							(3,519,710)
Series C Preferred Stock issued for cash, shares						158,333
Series C Preferred Stock issued for cash, amount	165,000	(320,000)	0	0	484,984	$ 16	0	0
Series C Preferred Stock issued for services, shares						40,000
Series C Preferred Stock issued for services, amount	696,000	0	0	$ 0	695,996	$ 4	0	0
Common stock issued for stock to be issued - management, shares				250,000
Common stock issued for stock to be issued - management, amount	0	0	(90,000)	$ 25	89,975	0	0	0
Common stock issued for conversion and settlement of debt, shares				1,506,762
Common stock issued for conversion and settlement of debt, amount	1,085,148	0	0	$ 150	1,084,998	0	0	0
Cancellation of comment stock -related party, shares				(65,000,000)
Cancellation of comment stock -related party, amount	0	0	0	$ (6,500)	6,500	$ 0	$ 0	0
Balance, shares at Mar. 31, 2024				36,302,150		2,471,832	10,000,000
Balance, amount at Mar. 31, 2024	3,763,750	180,000	90,000	$ 3,630	76,492,249	$ 247	$ 1,000	(73,003,376)
Balance, shares at Dec. 31, 2023				97,545,388		2,273,499	10,000,000
Balance, amount at Dec. 31, 2023	3,635,312	500,000	180,000	$ 9,755	72,427,996	$ 227	$ 1,000	(69,483,666)
Common stock issued for services, shares				1,000,000
Common stock issued for services, amount	787,249	0	0	$ 100	787,149	0	0	0
Net loss	(6,881,722)	0	0	$ 0	0	0	0	(6,881,722)
Common stock issued for stock to be issued - management, shares				500,000
Common stock issued for stock to be issued - management, amount	0	0	(180,000)	$ 50	179,950	0	0	0
Common stock issued for conversion and settlement of debt, shares				1,546,193
Common stock issued for conversion and settlement of debt, amount	1,112,355	0	0	$ 154	1,112,201	0	0	0
Cancellation of comment stock -related party, shares				(65,000,000)
Cancellation of comment stock -related party, amount	0	0	0	$ (6,500)	6,500	0	0	0
Common stock issued for compensation, shares				1,250,000
Common stock issued for compensation, amount	1,074,750	0	0	$ 125	1,074,625	$ 0	0	0
Series C Convertible Preferred Stock issued for preferred stock to be issued, shares						183,332
Series C Convertible Preferred Stock issued for preferred stock to be issued, amount	0	(500,000)	0	0	499,982	$ 18	0	0
Series C Convertible Preferred Stock issued in cash, shares						421,805
Series C Convertible Preferred Stock issued in cash, amount	1,845,000	0	0	0	1,844,957	$ 43	0	0
Series C Convertible Preferred Stock issued for services, shares						123,333
Series C Convertible Preferred Stock issued for services, amount	1,196,000	0	0	0	1,195,988	$ 12	0	0
Common stock warrants issued	546,863	0	0	$ 0	546,863	$ 0	$ 0	0
Balance, shares at Dec. 31, 2024				36,841,581		3,001,969	10,000,000
Balance, amount at Dec. 31, 2024	3,315,807	$ 0	$ 0	$ 3,684	79,676,211	$ 300	$ 1,000	(76,365,388)
Net loss	(10,903,404)			0	0	$ 0	0	(10,903,404)
Series C Preferred Stock issued for cash, shares						27,500
Series C Preferred Stock issued for cash, amount	260,000			0	259,997	$ 3	0	0
Series C Preferred Stock issued for services, shares						167,500
Series C Preferred Stock issued for services, amount	2,349,020			0	2,349,003	$ 17	0	0
Common stock issued for compensation, shares						30,000
Common stock issued for compensation, amount	420,720			0	420,717	$ 3	0	0
Common stock warrants issued	8,649,503			$ 0	8,649,503	$ 0	0	0
Common stock issued for conversion of Series C Preferred Stock, shares				15,536,620		(776,831)
Common stock issued for conversion of Series C Preferred Stock, amount	0			$ 1,554	(1,476)	$ (78)	$ 0	0
Balance, shares at Mar. 31, 2025				52,378,201		2,450,138	10,000,000
Balance, amount at Mar. 31, 2025	$ 4,091,646			$ 5,238	$ 91,353,955	$ 245	$ 1,000	$ (87,268,792)